Unaudited consolidated interim statements of comprehensive income (loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Unaudited consolidated interim statements of comprehensive income / (loss)
Revenue	€ 7,301	€ 9,707	€ 15,307	€ 21,366
Other income - net	240	332	524	479
Research and development expenses	(20,829)	(21,800)	(39,208)	(33,205)
General and administrative expenses	(8,374)	(5,439)	(15,419)	(9,925)
Operating loss	(21,662)	(17,200)	(38,796)	(21,285)
Finance income / (costs) - net	2,253	(1,552)	2,724	3,947
Loss before tax	(19,409)	(18,752)	(36,072)	(17,338)
Income taxes	0	0	(2)	(2)
Loss for the period	(19,409)	(18,752)	(36,074)	(17,340)
Other comprehensive income / (loss) Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(599)	(4,097)	(6,773)	(5,349)
Other comprehensive income / (loss)	(599)	(4,097)	(6,773)	(5,349)
Total comprehensive income / (loss)	€ (20,008)	€ (22,849)	€ (42,847)	€ (22,689)
Basic earnings / (loss) per share in per share	€ (0.13)	€ (0.16)	€ (0.27)	€ (0.15)
Diluted earnings / (loss) per share in per share (undiluted = diluted)	€ (0.13)	€ (0.16)	€ (0.27)	€ (0.15)
Weighted number of common shares outstanding	147,326,291	119,645,207	135,385,254	117,924,831